ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 8 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	June 30,	December 31,
	2022	2021
Accrued payroll and related costs	$21,063	$23,864
Accrued vacation	8,968	7,152
Accrued commissions	469	1,371
Labor union contribution	147	925
Deferred revenue	2,634	2,239
Accrued Legal expenses	1,416	2,019
Currency hedging costs	475	-
Other	2,431	2,264
Total accrued expenses and other current liabilities	$37,603	$39,834